Organization and Business (Narrative) (Details) (USD $)	0 Months Ended	1 Months Ended	3 Months Ended	12 Months Ended
	Sep. 17, 2012	Aug. 31, 2012	Apr. 30, 2014	Jul. 31, 2014 segment	Jul. 31, 2013	Jul. 31, 2012
Organization and Business [Abstract]
Number of Operating Segments				1
Common Stock, Par or Stated Value Per Share				$ 0.01	$ 0.01
Stockholders' Equity Note, Stock Split, Conversion Ratio		0.125
Accumulated deficit				$ 81,221,000	$ 70,171,000
Cash and Cash Equivalents, at Carrying Value				86,000	32,000	877,000
Liabilities, Current				1,829,000	2,153,000
Long term debt				0
Proceeds received from private placements	$ 4,776,000		$ 1,498,000